Common Stock Note: Schedule of Warrant Valuation Assumptions (Details)	0 Months Ended
	Sep. 02, 2011	Apr. 07, 2011
Details
Risk-free interest rate	0.20%	0.81%
Expected life (years)	2	2
Expected annualized volatility	246.00%	246.00%